CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,990	$ 1,260	¥ 16,317
Restricted cash	107	17	2,935
Accounts receivable, net			370
Amounts due from related parties			201
Prepaid rent and deposit			571
Advances to suppliers	6,339	1,000	12,933
Other current assets	59,929	9,454	143,343
Total current assets	74,365	11,731	176,670
Non-current assets:
Property and equipment, net	38,426	6,062	38,940
Intangible assets, net	22,941	3,619	152,464
Other assets	9,462	1,492	9,556
Total non-current assets	70,829	11,173	200,960
Total assets	145,194	22,904	377,630
Current liabilities:
Accounts payable	366,221	57,770	320,269
Deferred revenue	184,013	29,027	195,636
Short-term debt	748,111	118,012	558,705
Rental instalment loans	14,561	2,297	18,094
Deposits from tenants	56,170	8,861	65,785
Contingent liabilities for payable for asset acquisition	164,254	25,910	164,254
Accrued expenses and other current liabilities	1,001,210	157,937	1,024,882
Total current liabilities	2,534,540	399,814	2,347,625
Non-current liabilities:
Long-term debt	7,744	1,221	201,041
Convertible note, net	325,579	51,359	313,870
Total non-current liabilities	333,323	52,580	514,911
Total liabilities	2,867,863	452,394	2,862,536
Commitments and contingencies (Note 11)
Deficit:
Ordinary shares (US$0.00001 par value per share; 3,500,000,000 and 50,000,000,000 shares authorized; 1,724,486,700 and 1,732,148,760 shares issued, 1,647,386,700 and 1,655,048,760 shares outstanding as of September 30, 2021 and March 31, 2022, respectively)	111	18	110
Treasury shares, at cost	(5)	(1)	(5)
Additional paid-in capital	1,847,113	291,375	1,845,295
Accumulated deficit	(4,621,914)	(729,089)	(4,378,690)
Accumulated other comprehensive income	42,426	6,693	38,784
Total Q&K International Group Limited shareholders’ deficit	(2,732,269)	(431,004)	(2,494,506)
Noncontrolling interest	9,600	1,514	9,600
Total deficit	(2,722,669)	(429,490)	(2,484,906)
Total liabilities and shareholders’ deficit	¥ 145,194	$ 22,904	¥ 377,630